As filed with the United States Securities and Exchange Commission on December 3, 2010
     1933 Act Registration No. 33-57340
1940 Act Registration No. 811-07452

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 47	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 46	☑

AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)

(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500, Houston, TX 77046-1173

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046-1173

(Name and Address of Agent for Service)
Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
☐     immediately upon filing pursuant to paragraph (b)
☑     on December 20, 2010 pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     on (date) pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following:
☑     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement
Cover Page
This Post-Effective Amendment No. 47, Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, solely to designate December 20, 2010 as the new effective date for Post-Effective Amendment No. 46, Amendment No. 45 filed pursuant to Rule 485(a)(2) under the Securities Act on October 4, 2010. This Post-Effective Amendment No. 47, Amendment No. 46 neither amends nor supersedes any information contained in Post-Effective Amendment No. 46, Amendment No. 45.
Contents of Registration Statement
Prospectus and Statement of Additional Information — Invesco V.I. Balanced-Risk Allocation Fund — incorporated by reference to Post-Effective Amendment No. 46, Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on October 4, 2010, Edgar Accession No. 0000950123-10-091132 .
Part C — incorporated by reference to Post-Effective Amendment No. 46, Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on October 4, 2010, Edgar Accession No. 0000950123-10-091132.
Signature Page
The sole purpose of this filing is to delay the effective date for the Registrant’s Post-Effective Amendment No. 46, Amendment No. 45 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission from December 14, 2010 to December 20, 2010.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 3rd of December, 2010.

Registrant:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	December 3, 2010

/s/ David C. Arch** (David C. Arch)	Trustee	December 3, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	December 3, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	December 3, 2010

/s/ James T. Bunch*	Trustee	December 3, 2010

(James T. Bunch)

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	December 3, 2010

/s/ Rod Dammeyer** (Rod Dammeyer)	Trustee	December 3, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	December 3, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	December 3, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	December 3, 2010

/s/ Carl Frischling* (Carl Frischling)	Trustee	December 3, 2010

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	December 3, 2010

SIGNATURES	TITLE	DATE

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	December 3, 2010

/s/ Larry Soll* (Larry Soll)	Trustee	December 3, 2010

/s/ Hugo F. Sonnenschein** (Hugo F. Sonnenschein)	Trustee	December 3, 2010

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	December 3, 2010

/s/ Wayne W. Whalen** (Wayne W. Whalen)	Trustee	December 3, 2010

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	December 3, 2010

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 40 on February 5, 2010.

**	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post Effective Amendment No. 46 on October 4, 2010.